DESCRIPTION OF BUSINESS (Details Narrative)			12 Months Ended
	Dec. 02, 2022 USD ($)	Dec. 02, 2022 $ / shares	Dec. 31, 2022 USD ($)
Accumulated losses			$ (194,023,660)
Working capital			5,751,101
Cash flows from operations			$ (12,325,910)
[custom:GrossFundingFromPrivatePlacement]	$ 3,184,332
[custom:ProceedsFromExerciseOfWarrantsPricePerShare] | $ / shares		$ 4.95